OPERATING ASSETS AND LIABILITIES - TRADE RECEIVABLES (Details) - DKK DKK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables (gross)			DKK 21,459	DKK 21,457
Allowance for doubtful trade receivables	DKK 1,223	DKK 1,223	1,294	1,223
Trade receivables (net)			20,165	20,234
Trade receivables			43,114	43,677
Credit period	66 days	66 days
MOVEMENTS IN ALLOWANCE FOR DOUBTFUL TRADE RECEIVABLES
Carrying amount at the beginning of the year	DKK 1,223
Allowance at the end of the year	1,294	DKK 1,223
Realised losses	27	13
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Allowance for doubtful trade receivables	1,223	1,166	1,294	1,223
Trade receivables			20,165	20,234
MOVEMENTS IN ALLOWANCE FOR DOUBTFUL TRADE RECEIVABLES
Carrying amount at the beginning of the year	1,223	1,166
Reversal of allowance on realised losses	(27)	(9)
Allowance for possible losses during the year	196	104
Effect of exchange rate adjustment	(98)	(38)
Allowance at the end of the year	DKK 1,294	DKK 1,223
Trade receivables | Not yet due
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables			19,034	18,980
Trade receivables | Overdue by between 1 and 179 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables			1,095	1,079
Trade receivables | Overdue by between 180 and 360 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables			DKK 36	DKK 175